CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Capital notes [Member]	Unearned compensation [Member]	Accumulated other comprehensive income (loss) [Member]	Foreign currency translation adjustments [Member]	Accumulated deficit [Member]	Treasury stock [Member]	Comprehensive income [Member]	Noncontrolling interest [Member]	Total
BALANCE at Dec. 31, 2017	$ 391,727	$ 1,347,866	$ 20,758	$ 80,565	$ 1,763	$ (24,522)	$ (773,025)	$ (9,072)		$ (6,354)	$ 1,029,706
BALANCE, SHARES at Dec. 31, 2017	98,544
Conversion of notes into share capital	$ 23,722	34,864									58,586
Conversion of notes into share capital, shares	5,790
Exercise of options and RSUs	$ 3,043	(2,334)									709
Exercise of options and RSUs, shares	732
Employee stock-based compensation				12,661							12,661
Other comprehensive income:
Profit							135,579		$ 135,579	(2,200)	133,379
Foreign currency translation adjustments						1,806			1,806	1,793	3,599
Change in employees plan assets and benefit obligations					269				269		269
Unrealized loss on derivatives					(2,704)				(2,704)		(2,704)
Comprehensive income									134,950		134,950
BALANCE at Dec. 31, 2018	$ 418,492	1,380,396	20,758	93,226	(672)	(22,716)	(637,446)	(9,072)		(6,761)	1,236,205
BALANCE, SHARES at Dec. 31, 2018	105,066
Exercise of options and RSUs	$ 2,727	(886)									1,841
Exercise of options and RSUs, shares	648
Capital notes converted into share capital	$ 4,892	15,866	(20,758)
Capital notes converted into share capital, shares	1,181
Employee stock-based compensation				14,548							14,548
Other comprehensive income:
Profit							90,048		90,048	(1,975)	88,073
Foreign currency translation adjustments						2,566			2,566	912	3,478
Change in employees plan assets and benefit obligations					(1,118)				(1,118)		(1,118)
Unrealized loss on derivatives					3,696				3,696		3,696
Comprehensive income									95,192		95,192
BALANCE at Dec. 31, 2019	$ 426,111	1,395,376		107,774	1,906	(20,150)	(547,398)	(9,072)		(7,824)	1,346,723
BALANCE, SHARES at Dec. 31, 2019	106,895
Exercise of options and RSUs	$ 4,885	(2,281)									2,604
Exercise of options and RSUs, shares	1,115
Employee stock-based compensation				16,988							16,988
Cumulative effect upon adoption of ASC 326 - see note 2X							(364)				(364)
Other comprehensive income:
Profit							82,302		82,302	987	83,289
Foreign currency translation adjustments						3,903			3,903	3,927	7,830
Change in employees plan assets and benefit obligations					(394)				(394)		(394)
Unrealized loss on derivatives					(1,774)				(1,774)		(1,774)
Comprehensive income									$ 84,037		84,037
BALANCE at Dec. 31, 2020	$ 430,996	$ 1,393,095		$ 124,762	$ (262)	$ (16,247)	$ (465,460)	$ (9,072)		$ (2,910)	$ 1,454,902
BALANCE, SHARES at Dec. 31, 2020	108,010
OUTSTANDING SHARES, NET OF TREASURY STOCK AS OF DECEMBER 31, 2020 at Dec. 31, 2020	107,923